Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

		REVENUES			ACCOUNTS RECEIVABLE
		Years Ended December 31,			At December 31,
		2016	2015	2014	2016	2015
Pressure Pumping and Gulfport	(a)	$102,389,505	$124,311,189	$12,635,148	$19,094,509	$16,218,713
Muskie and Gulfport	(b)	25,783,253	38,181,970	3,133,822	5,373,007	6,801,548
Panther Drilling and Gulfport	(c)	3,011,259	3,703,140	8,302,362	1,434,036	973,873
Energy Services and Gulfport	(d)	—	2,548,418	1,473,094	—	547,570
Lodging and Grizzly	(e)	5,412	941,552	3,809,538	274	906
Bison Drilling and El Toro	(f)	371,873	521,121	—	—	—
Panther Drilling and El Toro	(f)	171,619	192,485	989,484	—	—
Bison Trucking and El Toro	(f)	130,000	144,905	—	—	—
White Wing and El Toro	(f)	20,431	12,719	—	—	—
Energy Services and El Toro	(g)	530,477	168,356	—	108,386	—
White Wing and Diamondback	(h)	1,650	—	—	—	—
Coil Tubing and El Toro	(i)	318,694	—	—	—	—
Panther and DBDHT	(j)	157,940	—	—	100,450	—
The Company and 2017 Stingray Companies	(k)	38,140	8,973	—	1,363,056	464,440
Panther and Diamondback	(l)	—	—	168,673	—	—
Bison Drilling and Diamondback	(l)	—	—	232,299	—	—
Bison Trucking and Diamondback	(l)	—	—	3,176,607	—	—
Energy Services and Pressure Pumping	(m)	—	—	47,216	—	—
Muskie and Pressure Pumping	(n)	—	—	6,245,323	—	—
Other Relationships		—	—	—	115,565	114,935
		$132,930,253	$170,734,828	$40,213,566	$27,589,283	$25,121,985

a.	Pressure Pumping provides pressure pumping, stimulation and related completion services to Gulfport.

b.
Muskie has agreed to sell and deliver, and Gulfport has agreed to purchase, specified annual and monthly amounts of natural sand proppant, subject to certain exceptions specified in the agreement, and pay certain costs and expenses.

c.	Panther Drilling performs drilling services for Gulfport pursuant to a master service agreement.

d.	Energy Services performs completion and production services for Gulfport pursuant to a master service agreement.

e.	Lodging provides remote accommodation and food services to Grizzly, an entity owned approximately 75% by affiliates of Wexford and approximately 25% by Gulfport.

f.	The contract land and directional drilling segment provides services for El Toro, an entity controlled by Wexford, pursuant to a master service agreement.

g.	Energy Services performs completion and production services for El Toro pursuant to a master service agreement.

h.	White Wing provides rental services to Diamondback.

i.	Coil Tubing provides El Toro services in connection with completion activities.

j.	Panther provides services and materials to DBDHT.

k.	The Company provided certain services to the 2017 Stingray Companies.

l.	The contract land and directional drilling segment performed drilling services and sold or leased goods, equipment or facilities to Diamondback to a master service agreement.

m.	Prior to the acquisition of the Stingray Entities, Energy Services rented equipment from Pressure Pumping.

n.	Prior to the acquisition of the Stingray Entities, Muskie sold natural sand proppant to Pressure Pumping.

		COST OF REVENUE			ACCOUNTS PAYABLE
		Years Ended December 31,			At December 31,
		2016	2015	2014	2016	2015
Panther and DBDHT	(a)	$48,998	$101,206	$250,322	$—	48,998
Bison Trucking and Diamondback	(b)	169,886	165,951	112,330	—	12,077
Energy Services and Elk City Yard	(c)	106,800	106,800	—	—	—
Lodging and Dunvegan	(d)	8,574	71,980	116,805	3,199	304,746
Bison Drilling and El Toro	(e)	5,000	—	—	—	—
The Company and 2017 Stingray Companies	(f)	723,973	932,896	42,545	174,145	12,208
Muskie and Everest	(g)	—	—	1,969,439	—	—
Bison Drilling and Everest	(g)	—	—	218,589	—	—
Muskie and Hopedale	(h)	2,455	—	453,080	—	—
		$1,065,686	$1,378,833	$3,163,110	$177,344	$378,029

		SELLING, GENERAL AND ADMINISTRATIVE COSTS
The Company and Everest	(g)	$261,535	$492,657	$2,297,106	$12,668	$28,528
The Company and Wexford	(i)	393,842	383,733	457,771	13,197	9,006
Mammoth and Orange Leaf	(j)	102,515	49,892	—	—	—
Pressure Pumping and Caliber	(k)	—	24,306	—	—	—
		$757,892	$950,588	$2,754,877	$25,865	$37,534
					$203,209	$415,563

a.	Panther rents rotary steerable equipment in connection with its directional drilling services from DBDHT.

b.	Bison Trucking leases office space from Diamondback in Midland, Texas. The office space is leased through early 2017.

c.	Energy Services leases property from Elk City Yard.

d.	Dunvegan provides technical and administrative services and pays for goods and services on behalf of Lodging.

e.	Bison Drilling leases space from El Toro for storage of a rig.

f.	The 2017 Stingray Companies provided certain services to the Company and, from time to time, the 2017 Stingray Companies paid for goods and services on behalf of the Company.

g.
Everest has historically provided office space and certain technical, administrative and payroll services to the Company and the Company has reimbursed Everest in amounts determined by Everest based on estimates of the amount of office space provided and the amount of employees’ time spent performing services for the Company. In 2014, Everest provided personnel to support operational functions in addition to significant technical and advisory support.

h.	Muskie utilizes Hopedale's transload facility.

i.	Wexford provides certain administrative and analytical services to the Company and, from time to time, the Company pays for goods and services on behalf of Wexford.

j.	Orange Leaf leases office space to Mammoth Inc.

k.	Caliber leases office space to Pressure Pumping.